Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	$ 208	¥ 17,100	¥ 22,210	¥ 26,055
Portion of loss recognized in other comprehensive income (before taxes)	(8)	(630)	(463)	(2,423)
Net impairment losses recognized in earnings	$ 200	¥ 16,470	¥ 21,747	¥ 23,632